Debt Obligations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Obligations [Abstract]
Long-term Debt

	March 31,	December 31,
$ in millions	2015	2014

First mortgage bonds due in September 2016 - 1.875%	$445.0	$445.0
Pollution control series due in January 2028 - 4.7%	35.3	35.3
Pollution control series due in January 2034 - 4.8%	179.1	179.1
Pollution control series due in September 2036 - 4.8%	100.0	100.0
Pollution control series due in November 2040 - rates from: 0.02% - 0.05% and 0.04% - 0.15% (a)	100.0	100.0
U.S. Government note due in February 2061 - 4.2%	18.1	18.1
Unamortized debt discount	(2.8)	(2.8)
Total long-term debt at subsidiary	874.7	874.7

Bank term loan due in May 2018 - rates from: 2.41% - 2.43% and 2.42% - 2.45% (a)	130.0	140.0
Senior unsecured bonds due in October 2016 - 6.5%	130.0	130.0
Senior unsecured bonds due in October 2019 - 6.75%	200.0	200.0
Senior unsecured bonds due in October 2021 - 7.25%	780.0	780.0
Note to DPL Capital Trust II due in September 2031 - 8.125% (b)	15.6	15.6
Unamortized debt discount	(0.7)	(0.7)
Total non-current portion of long-term debt	$2,129.6	$2,139.6

Long-term debt
$ in millions	December 31, 2014	December 31, 2013

First mortgage bonds due in September 2016 - 1.875%	$445.0	$445.0
Pollution control series due in January 2028 - 4.7%	35.3	35.3
Pollution control series due in January 2034 - 4.8%	179.1	179.1
Pollution control series due in September 2036 - 4.8%	100.0	100.0
Pollution control series due in November 2040 - variable rates: 0.04% - 0.15% and 0.04% - 0.26% (a)	100.0	100.0
U.S. Government note due in February 2061 - 4.2%	18.1	18.3
Unamortized debt discount	(2.8)	(3.1)
Total long-term debt at subsidiary	874.7	874.6

Bank term loan due in May 2018 - variable rates: 2.41% - 2.42% (a)	140.0	180.0
Senior unsecured bonds due in October 2016 - 6.50%	130.0	430.0
Senior unsecured bonds due in October 2019 - 6.75%	200.0	-
Senior unsecured bonds due in October 2021 - 7.25%	780.0	780.0
Note to DPL Capital Trust II due in September 2031 - 8.125%	15.6	20.6
Unamortized debt discount	(0.7)	(1.0)
Total long-term debt	$2,139.6	$2,284.2

(a) - range of interest rates for the twelve months ended December 31, 2014 and December 31, 2013, respectively

Current Portion - Long-term Debt

	March 31,	December 31,
$ in millions	2015	2014

Bank term loan due in May 2018 - rates from: 2.41% - 2.43% and 2.42% - 2.45% (a)	$30.0	$20.0
U.S. Government note due in February 2061 - 4.2%	0.1	0.1
Total current portion of long-term debt	$30.1	$20.1

Current portion - long-term debt
$ in millions	December 31, 2014	December 31, 2013

Bank term loan due in May 2018 - variable rates: 2.41% - 2.42% (a)	$20.0	$10.0
U.S. Government note due in February 2061 - 4.2%	0.1	0.1
Capital lease obligations	-	0.1
Total current portion - long-term debt	$20.1	$10.2

(a) - range of interest rates for the twelve months ended December 31, 2014 and December 31, 2013, respectively

Long-term Debt Maturities

Due within the twelve months ending March 31,
($ in millions)
2016	$30.1
2017	615.1
2018	40.1
2019	50.2
2020	200.2
Thereafter	1,227.5
Total maturities	2,163.2

Unamortized premiums and discounts	(3.5)
Total long-term debt	$2,159.7

Due within the twelve months ending December 31,
$ in millions
2015	$20.1
2016	615.1
2017	40.1
2018	60.1
2019	200.1
Thereafter	1,227.7
2,163.2
Unamortized discounts and premiums, net	(3.5)
Total long-term debt	$2,159.7